Consolidated statements of cash flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net earnings	$ 2,327	$ 2,926
Adjustments to reconcile net earnings to cash flows from operating activities
Severance, acquisition and other costs	200	94
Depreciation and amortization	4,918	4,723
Post-employment benefit plans cost	98	198
Net interest expense	1,408	1,124
Impairment of assets	143	279
Gains on investments	(80)	(24)
Net equity losses from investments in associates and joint ventures	581	42
Income taxes	996	967
Contributions to post-employment benefit plans	(52)	(140)
Payments under other post-employment benefit plans	(64)	(64)
Severance and other costs paid	(178)	(129)
Interest paid	(1,486)	(1,197)
Income taxes paid (net of refunds)	(700)	(749)
Acquisition and other costs paid	(8)	(10)
Change in contract assets	(11)	(59)
Change in wireless device financing plan receivables	(46)	22
Net change in operating assets and liabilities	(100)	362
Cash flows from operating activities	7,946	8,365
Cash flows used in investing activities
Capital expenditures	(4,581)	(5,133)
Purchase of other short-term assets, classified as investing activities	(1,000)	0
Business acquisitions	(222)	(429)
Business disposition	209	52
Spectrum licences	(183)	(3)
Other investing activities	(4)	(4)
Cash flows used in investing activities	(5,781)	(5,517)
Cash flow used in financing activities
(Decrease) increase in notes payable	(646)	111
Increase in securitized receivables	0	700
Issue of long-term debt	5,195	1,951
Repayment of long-term debt	(1,858)	(2,023)
Repurchase of financial liability	(149)	0
Issue of common shares	18	171
Purchase of shares for settlement of share-based payments	(223)	(255)
Repurchase of preferred shares	(140)	(125)
Cash dividends paid on common shares	(3,486)	(3,312)
Cash dividends paid on preferred shares	(182)	(136)
Cash dividends paid by subsidiaries to non-controlling interest	(47)	(39)
Other financing activities	(24)	(31)
Cash flow used in financing activities	(1,542)	(2,988)
Net increase in cash	448	(190)
Cash at beginning of year	99	289
Cash at end of year	547	99
Net increase in cash equivalents	175	50
Cash equivalents at beginning of year	50	0
Cash equivalents at end of year	$ 225	$ 50